UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Starboard Value LP
Address: 830 Third Avenue, 3rd Floor
         New York, New York 10022

Form 13F File Number: 28-14564

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey C. Smith
Title:   Managing Member, CEO and CIO
Phone:   (212) 845-7977

Signature, Place, and Date of Signing:

         /s/ Jeffrey C. Smith, New York, NY, May 6, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                             6
                                                              ------------------

Form 13F Information Table Entry Total:                                       24
                                                              ------------------

Form 13F Information Table Value Total:                               $1,099,549
                                                              ------------------
                                                                     (thousands)

Information with respect to which the Institutional Investment Managers are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14565                   Starboard Value GP LLC

         2         28-14566                   Starboard Principal Co LP

         3         28-14567                   Starboard Principal Co GP LLC

         4         28-14568                   Jeffrey C. Smith

         5         28-14570                   Mark R. Mitchell

         6         28-14569                   Peter A. Feld

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                                                     FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7             COLUMN 8
---------------------------- ------------ --------- -------- ------------------- ---------- ----------- ----------------------------
                               TITLE OF              VALUE    SHRS OR   SH/ PUT/ INVESTMENT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           CLASS       CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION   MANAGER      SOLE    SHARED    NONE
---------------------------- ------------ --------- -------- ---------- --- ---- ---------- ----------- ---------- ------ ----------
CALGON CARBON CORP           COM          129603106  92,129   5,090,000 SH       DEFINED    1,2,3,4,5,6  5,090,000

COMPUWARE CORP               COM          205638109  99,795   7,990,000 SH       DEFINED    1,2,3,4,5,6  7,990,000

DIEBOLD INC                  COM          253651103  14,402     475,000 SH       DEFINED    1,2,3,4,5,6    475,000

DSP GROUP INC                COM          23332B106  17,932   2,222,079 SH       DEFINED    1,2,3,4,5,6  2,222,079

EXTREME NETWORKS INC         COM          30226D106  29,634   8,793,493 SH       DEFINED    1,2,3,4,5,6  8,793,493

FERRO CORP                   COM          315405100  28,856   4,275,000 SH       DEFINED    1,2,3,4,5,6  4,275,000

INTEGRATED DEVICE TECHNOLOGY COM          458118106  93,375  12,500,000 SH       DEFINED    1,2,3,4,5,6 12,500,000

ISHARES TR                   RUSL 2000
                             VALU         464287630  28,487     339,899 SH       DEFINED    1,2,3,4,5,6    339,899

ISHARES TR                   RUSSELL 2000 464287655  67,612     716,000 SH       DEFINED    1,2,3,4,5,6    716,000

OFFICE DEPOT INC             COM          676220106 165,453  42,100,000 SH       DEFINED    1,2,3,4,5,6 42,100,000

PROGRESS SOFTWARE CORP       COM          743312100  46,231   2,025,000 SH       DEFINED    1,2,3,4,5,6  2,025,000

QUANTUM CORP                 COM DSSG     747906204  30,746  24,020,000 SH       DEFINED    1,2,3,4,5,6 24,020,000

REGIS CORP MINN              COM          758932107  17,655     970,600 SH       DEFINED    1,2,3,4,5,6    970,600

REGIS CORP MINN              NOTE 5.000%
                             7/1          758932AA5  63,733  49,429,000 PRN      DEFINED    1,2,3,4,5,6                   49,429,000

SEACHANGE INTL INC           COM          811699107  34,103   2,868,198 SH       DEFINED    1,2,3,4,5,6  2,868,198

SMITHFIELD FOODS INC         COM          832248108   9,930     375,000 SH       DEFINED    1,2,3,4,5,6    375,000

TESSERA TECHNOLOGIES INC     COM          88164L100  75,000   4,000,000 SH       DEFINED    1,2,3,4,5,6  4,000,000

TRIQUINT SEMICONDUCTOR INC   COM          89674K103  36,325   7,178,764 SH       DEFINED    1,2,3,4,5,6  7,178,764

UNWIRED PLANET INC NEW       COM          91531F103  18,899   8,513,000 SH       DEFINED    1,2,3,4,5,6  8,513,000

UTI WORLDWIDE INC            ORD          G87210103  22,806   1,575,000 SH       DEFINED    1,2,3,4,5,6  1,575,000

VCA ANTECH INC               COM          918194101  17,618     750,000 SH       DEFINED    1,2,3,4,5,6    750,000

VERIFONE SYS INC             COM          92342Y109   4,136     200,000 SH       DEFINED    1,2,3,4,5,6    200,000

WAUSAU PAPER CORP            COM          943315101  78,694   7,300,000 SH       DEFINED    1,2,3,4,5,6  7,300,000

WEBSENSE INC                 COM          947684106   6,000     400,000 SH       DEFINED    1,2,3,4,5,6    400,000
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